Operating Expenses - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2022
Operating Expenses 1 [abstract]
Change program costs	$ 30	$ 64